RELATED PARTIES	12 Months Ended
Dec. 31, 2012
RELATED PARTIES [Abstract]
RELATED PARTIES
NOTE 18:-	RELATED PARTIES

a.	Service Agreement of Cukierman & Co.:

The Company's Audit Committee and Board of Directors approved an engagement with Cukierman & Co. Investment House Ltd. ("Cukierman & Co"), to provide non-exclusive investment-banking services and business development services to the Company ("the Service Agreement"), effective April 15, 2003. Cukierman & Co. is a company indirectly controlled by Mr. Edouard Cukierman. Since June 26, 2003, Mr. Cukierman serves as Chairman of the Company's Board, and he is also a co-manager of the Catalyst Fund, the Company's largest shareholder. For its services, Cukierman & Co. is paid a monthly sum of $ 10 plus VAT, in addition to a success fee of 4%-6% for a consummated private placement. The Service Agreement provides for success fees in connection with securing M&A transactions of 3.5% of the proceeds exchanged in such a transaction and also for a success fee of 6% of the revenues actually received by the Company in respect of a sale of the Company's products to a new customer which was introduced by Cukierman & Co. According to its terms, the Company may terminate the Service Agreement at any time, by giving a one-month prior written notice.

Pursuant to an amendment to the Service Agreement, as of July 1, 2012, the monthly payment was reduced to $6.4 plus VAT.

In addition, the payment will be made once a year at the end of each calendar year by way of issuance of the Company's shares and not in cash, using a price per share as stipulated in the revised Service Agreement.

On December 31, 2012 the company issued 6,501 ordinary shares to Cukierman & Co as per the revised Service Agreement.

Expenses the Company recorded according to the Service Agreement with Cukierman & Co. are:

	Year ended December 31,
	2012	2011	2010

Retainer fee	$98	$120	$95

Success fee in respect of issuance of private placements, According to Service Agreement	-	-	18

Total	$98	$120	$113

b.	Active Chairman Agreement with Edouard Cukierman:

On November 7, 2007, the shareholders approved an Active Chairman Agreement with Mr. Edouard Cukierman, the Chairman of the Board, pursuant to which, Mr. Edouard Cukierman was granted options (the"Options") to purchase up to 5,000 ordinary shares of the Company per each calendar year of service as the Company's Chairman of the Board of Directors (the "Service") in the years 2007-2010. The Options were in lieu of any compensation, fees or options otherwise payable by the Company to Mr. Cukierman as a director.

The exercise price of the Options was $ 47.7, which was equal to the weighted average of the closing prices of the Company's ordinary shares on the Nasdaq Global Market during the thirty-day period preceding the shareholders' approval. Unexercised Options expire after five years from their grant date.

In March 2011, the Company's Audit Committee and Board of Directors approved a new Active Chairman Agreement with Mr. Cukierman for services in the years 2011-2014. The agreement was approved by the Company's shareholders on December 20, 2011. Pursuant to this agreement in consideration for Mr. Cukierman's services as the Company's Active Chairman in the years 2011-2014, he shall be granted options to purchase 22,360 ordinary shares, and be paid a monthly cash payment of $ 5,000 plus VAT at the prevailing rate. Payment of the cash fee shall be made each month in respect of the previous month of service. Following approval by the shareholders, the cash fees for 2011 were paid retroactively for the entire year.

The exercise price of the options is $ 3.8 and they vest and become exercisable in 16 equal quarterly installments. The first three installments vested immediately following the shareholders' approval, and the fourth installment vested on December 31, 2011. Additional installments vest at the end of each subsequent calendar Quarter, provided that Mr. Cukierman shall hold his position as Chairman of the Board at the applicable vesting date.

Pursuant to the agreement, if Mr. Cukierman's service to the Company is terminated by the Company, for reasons other than cause, then: (a) any unvested options shall be accelerated, so that they become immediately vested in full as of the date of the termination and (b) the accelerated options and any previously vested options shall be exercisable for twenty four (24) months following the termination.

The options and the cash fee are in lieu of any compensation, fees or options otherwise payable by the Company to Mr. Cukierman as a director.

On December 13, 2012 an amendment to the agreement was approved stating that commencing July 1, 2012 the payment for the Chairman services will be paid in ordinary shares of the company instead of in cash.

On December 31, 2012 the company issued to Edouard Cukierman 5,119 ordinary shares pursuant to the revised Agreement.

Expenses incurred in accordance with the Active Chairman Agreement with Edouard Cukierman are as follows:

	Year ended December 31,
	2012	2011	2010

Chairman fees	$60	$60	$-
Share based compensation expenses	10	43	75

Total	$70	$103	$75

c.	Agreements with THCAP:

In September 2009, the Company entered into a service agreement with THCAP, pursuant to which THCAP shall provide the Company with non-exclusive private financing and business consulting services. In consideration, the Company issued to THCAP warrants to purchase 3,600 ordinary shares at an exercise price of $ 11 per share. The warrants were exercisable as of February 28, 2011 and could be exercised until August 31, 2012.

In November 2009, the Company entered into an amendment to the service agreement with THCAP, pursuant to which THCAP shall be paid a success fee of 5% of the revenues generated to the Company from the sale of the Company products to business partners introduced by THCAP.

On October 5, 2010 the Company entered into a definitive private placement agreement with THCAP pursuant to which the Company issued to THCAP ordinary shares (see Note 14a), and Mr. Luis Gutierrez Roy, the managing partner in THCAP was appointed to its Board of Directors.

On December 13, 2012, The Company's shareholders approved an additional grant to THCAP of warrants to purchase 3,600 ordinary shares. The warrants' exercise price is $2.39. The warrants will be exercisable for 3 years from the grant date.

On December 13, 2012 the company's shareholders approved an additional amendment to the agreement with THCAP. Pursuant to this amendment, THCAP will be paid a monthly retainer for business development services in the amount of $3.7 per month to be paid in the Company's ordinary shares.

On December 31, 2012, the Company issued 1,439 ordinary shares to THCAP pursuant to the amendment.

Expenses incurred according to the agreements with THCAP are as follows:

	Year ended December 31,
	2012	2011	2010

Retainer fees	$2	$-	$-
Share based compensation expenses	6	1	10

Total	$8	$1	$10